Gain (loss) on long-term investments (Details) - CAD ($) $ in Thousands	12 Months Ended
	May 31, 2020	May 31, 2019
Statement [line items]
Change in fair value	$ (30,908)
Total	(32,568)	$ 19,651
Level 1 of fair value hierarchy [member]
Statement [line items]
Proceeds	26,233
Opening Fair Value / cost	27,893
Gain (loss) on disposal	(1,660)
Change in fair value	(18,698)
Total	(32,568)
Althea Group Holdings Ltd. | Level 1 of fair value hierarchy [member]
Statement [line items]
Proceeds	14,802
Opening Fair Value / cost	7,105
Gain (loss) on disposal	7,697
Total	7,697
National Access Cannabis Corp. | Level 1 of fair value hierarchy [member]
Statement [line items]
Proceeds	2,532
Opening Fair Value / cost	7,147
Gain (loss) on disposal	(4,615)
Total	(4,615)
Rapid Dose Therapeutics Inc. | Level 1 of fair value hierarchy [member]
Statement [line items]
Proceeds	139
Opening Fair Value / cost	228
Gain (loss) on disposal	(89)
Total	(89)
Fire & Flower Inc. | Level 1 of fair value hierarchy [member]
Statement [line items]
Proceeds	8,760
Opening Fair Value / cost	13,413
Gain (loss) on disposal	(4,653)
Total	(4,653)
Long-term investments [member]
Statement [line items]
Change in fair value	(30,908)
Total	$ (30,908)